CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 1,514,801	$ 2,974,141
Unrealized gain on available-for-sale securities:
Unrealized holding gains arising during the period, net of taxes of $130,963 for the fiscal year 2018 (Note 13)		134,117
Reclassification adjustment for net gains included in net income, net of taxes of $7,963 for the year ended July 31, 2018 (Note 13)		(15,457)
Unrealized gain on available-for-sale securities, net of taxes		118,660
Comprehensive income	$ 1,514,801	$ 3,092,801